Fair Value Considerations (Details 2) - Warrant [Member]	3 Months Ended
Sep. 30, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	215.10%
Equivalent term (years)	4 years 7 months 2 days
Risk-free interest rate	1.09%
Dividend yield	0.00%
Issuance Date [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	75.00%
Equivalent term (years)	5 years
Risk-free interest rate	1.32%
Dividend yield	0.00%